Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance	32,005	33,425
Issuances	5,075	3,856
Redemptions	(6,599)	(5,954)
Other	(1,436)	678
Closing balance	29,045	32,005